SUBSEQUENT EVENTS (Details Narrative) £ / shares in Units, $ / shares in Units, £ in Thousands, € in Millions													1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 29, 2021 USD ($) $ / shares shares	Apr. 15, 2021 USD ($) shares	Apr. 15, 2021 GBP (£) shares	Mar. 22, 2021 USD ($) $ / shares shares	Mar. 22, 2021 GBP (£) shares	Mar. 18, 2021 USD ($) $ / shares shares	Mar. 17, 2021 USD ($) shares	Mar. 17, 2021 GBP (£) shares	Jul. 08, 2020 USD ($) $ / shares shares	Jul. 08, 2020 GBP (£) shares	Feb. 18, 2020 USD ($) $ / shares shares	Feb. 18, 2020 GBP (£) shares	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 EUR (€)	Mar. 22, 2021 £ / shares	Mar. 18, 2021 £ / shares	Jul. 09, 2020 $ / shares	Jul. 09, 2020 £ / shares	Jul. 08, 2020 £ / shares	Feb. 18, 2020 £ / shares shares
Subsequent Event [Line Items]
Shares issued price per share | (per share)									$ 0.44		$ 0.65												$ 0.44	£ 35	£ 35	£ 50
Warrants exercise price | (per share)				$ 1.51							$ 1.37										£ 1.10					£ 100
Proceeds from issuance of stock		$ 2,000,000.0	£ 1,400						$ 9,700,000	£ 7,700	$ 28,600,000	£ 22,000		$ 24,800,000	$ 23,129,000	$ 33,014,000
Number of common stock issued		1,300,000	1,300,000	31,000,000	31,000,000				21,898,400	21,898,400	44,000,000	44,000,000
Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase shares											22															22
Warrants exercise price | (per share)											$ 1.37															£ 100
Number of common stock issued				4,300,000	4,300,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Overdraft facility													$ 1,200,000						£ 860	€ 1.0
Interest rate	8.25%												2.35%						2.35%	2.35%
Debt term													3 years
Subsequent Event [Member] | Longevity Acquisition Corporation [Member]
Subsequent Event [Line Items]
Shares issued price per share | (per share)				$ 1.53																	£ 1.10
Ownership percentage				13.10%																	13.10%
Proceeds from issuance of stock				$ 25,000,000.0	£ 18,000
Number of common stock issued				16,367,332	16,367,332
Subsequent Event [Member] | Director [Member] | Longevity Acquisition Corporation [Member]
Subsequent Event [Line Items]
Shares issued price per share | £ / shares																					£ 1.10
Subsequent Event [Member] | Merger Agreement [Member] | Longevity Acquisition Company [Member]
Subsequent Event [Line Items]
Stock conversion description						each Longevity share issued and outstanding immediately prior to the completion of the Merger was converted into the right to receive 7.5315 common shares of the Company payable in 4D Pharma American Depository Shares (“ADS”) at a rate equal to one 4D Pharma ADS for every eight shares of the Company.
Shares issued price per share | $ / shares						$ 7.5315
Redemption per share | $ / shares						$ 11
Number of stock redeemed, value | $						$ 3,000
Ownership percentage						100.00%
Cash in hand | $						$ 14,800,000
Cash in hand net of costs and payment of liabilities | $						$ 11,600,000
Subsequent Event [Member] | Merger Agreement [Member] | Longevity Acquisition Company [Member] | Bank [Member]
Subsequent Event [Line Items]
Number of stock issued						2,750,000
Subsequent Event [Member] | Merger Agreement [Member] | Longevity Acquisition Company [Member] | Shareholders and Buyers [Member]
Subsequent Event [Line Items]
Number of stock issued						28,298,192
Subsequent Event [Member] | Merger Agreement [Member] | Longevity Acquisition Company [Member] | Shareholders and Buyers [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of stock issued						16,268,040
Subsequent Event [Member] | Backstop Agreement [Member] | Longevity Acquisition Company [Member]
Subsequent Event [Line Items]
Financial backing | $						$ 14,700,000
Subsequent Event [Member] | Backstop Agreement [Member] | Longevity Acquisition Company [Member] | Buyers [Member]
Subsequent Event [Line Items]
Stock issuance, description						The consideration paid to the Buyers pursuant to the Backstop Agreements consisted of 700,000 newly issued Ordinary Longevity Shares, the transfer by Longevity’s sponsor of 200,000 outstanding Longevity Shares, the grant of an option to acquire up to an additional 400,000 outstanding Longevity Shares from the Sponsor ,and the Company’s commitment to grant to the Buyers, following the closing of the Merger, warrants to acquire up to 1,000,000 Longevity shares (equivalent to 7,530,000 common shares of the Company) for 0.25 pence ($0.35) per common share.
Number of stock issued						700,000
Subsequent Event [Member] | Backstop Agreement [Member] | Longevity Acquisition Company [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Number of stock issued						200,000
Subsequent Event [Member] | Backstop Agreement [Member] | Longevity Acquisition Company [Member] | Sponsor [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of stock issued						1,000,000
Warrants to purchase shares						7,530,000
Warrants exercise price | (per share)						$ 0.35																£ 0.25
Subsequent Event [Member] | Backstop Agreement [Member] | Longevity Acquisition Company [Member] | Sponsor [Member] | Equity Option [Member]
Subsequent Event [Line Items]
Number of stock issued						400,000
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Accredited Investors [Member]
Subsequent Event [Line Items]
Proceeds from issuance of stock							$ 25,000,000.0	£ 18,000
Net proceeds from private placement							$ 23,500,000	£ 16,870
Number of common stock issued							16,367,332	16,367,332
Subsequent Event [Member] | Loan Agreement [Member]
Subsequent Event [Line Items]
Warrants to purchase shares	212,568
Warrants exercise price | $ / shares	$ 1.18
Loan maturity date	Jul. 01, 2026
Aggregate principal amount | $	$ 30,000,000.0
Interest rate, description	The term loans accrue interest at a per annum rate equal to the sum of (i) the greater of (A) the 30 day U.S. Dollar LIBOR reported in The Wall Street Journal on the last business day of the month that immediately precedes the month in which the interest will accrue and (B) 0.10% and (ii) 8.15%.
Debt payment description	The Company will be required to make a final payment fee of 6.00% or, if the interest only period is extended following the achievement of certain milestones, 6.50%, of the amount of the term loan drawn. The final payment fee is payable on the earlier of (i) the prepayment of the term loan, (ii) the acceleration of the term loan, or (iii) the maturity date. At the Company’s option, the Company may elect to prepay the loans subject to a prepayment fee equal to the following percentage of the principal amount being prepaid: 3% if a term loan is prepaid during the first 12 months following the date of borrowing, 2% if a term loan is prepaid after 12 months but prior to 24 months following the date of borrowing, and 1% if a term loan is prepaid any time after 24 months following the borrowing date but prior to the maturity date.
Interest rate	5.00%
Warrants term	5 years
Subsequent Event [Member] | Loan Agreement [Member] | Available And Borrowed [Member]
Subsequent Event [Line Items]
Term loan | $	$ 12,500,000
Subsequent Event [Member] | Loan Agreement [Member] | Achievement Of Milestone [Member]
Subsequent Event [Line Items]
Term loan | $	7,500,000
Subsequent Event [Member] | Loan Agreement [Member] | Discretion Of Lenders [Member]
Subsequent Event [Line Items]
Term loan | $	$ 10,000,000